Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017
Cash Flows from Operating Activities:
Net income	$ 12,190	$ 6,736
Successor [Member]
Cash Flows from Operating Activities:
Net income	12,190
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,155
Shares issued for transaction costs	2,175
(Loss) on disposal of assets, net	(684)
Accrued interest	8,001
Deferred tax (asset)	948
Bad Debt Expense	629
Other operating activities, net	603
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	10,178
(Increase) in inventories	(2,297)
(Increase) in prepaid expenses	(2,943)
(Increase) in other current assets	(21,866)
Decrease (increase) in other long term assets	312
Increase (decrease) accounts payable and accrued liabilities	(14,629)
Increase in other current liabilities	(2,341)
Net cash provided by operating activities	14,431
Cash Flows from Investing Activities:
Proceeds from the Company’s Trust Account	231,782
Capital expenditures	(16,169)
Acquisition of business, net of cash acquired	(285,081)
Proceeds from disposal of assets	4,432
Other investing activities	330
Net cash used in investing activities	(64,706)
Cash Flows from Financing Activities:
Redemption of ordinary shares	(19,380)
Proceeds from issuance of shares	48,294
Proceeds from borrowings	100,000
Payment of deferred underwriting fees	(5,333)
Proceeds from lines of credit and other debt
Dividend paid
Other financing activities, net	(5,792)
Net cash provided by (used in) financing activities	117,789
Effect of exchange rate changes on cash
Net increase in cash	67,514
Cash, beginning of period	46
Cash, end of period	67,560	46
Supplemental disclosure of cash flow information
Interest paid	3,724
Taxes paid	3,129
Predecessor [Member] | NPS Holdings Limited [Member]
Cash Flows from Operating Activities:
Net income		6,736	$ 20,939
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		17,284	28,389
(Loss) on disposal of assets, net			(216)
Accrued interest		3,350	2,139
Bad Debt Expense		2,402	949
Other operating activities, net		1,442	506
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable		(15)	(10,757)
(Increase) in inventories		(2,080)	(5,911)
(Increase) in prepaid expenses		(759)	(2,153)
(Increase) in other current assets		(16,257)	(1,588)
Decrease (increase) in other long term assets		(544)
Increase (decrease) accounts payable and accrued liabilities		7,335	12,556
Increase in other current liabilities		1,932	3,264
Net cash provided by operating activities		20,826	48,117
Cash Flows from Investing Activities:
Proceeds from the Company’s Trust Account
Capital expenditures		(9,861)	(36,030)
Acquisition of business, net of cash acquired		(1,098)	(625)
Proceeds from disposal of assets			288
Other investing activities
Net cash used in investing activities		(10,959)	(36,367)
Cash Flows from Financing Activities:
Redemption of ordinary shares
Proceeds from issuance of shares
Proceeds from borrowings		47,063
Payment of deferred underwriting fees		(164)	(2,885)
Proceeds from lines of credit and other debt			749
Dividend paid		(48,210)	(5,000)
Other financing activities, net		(4,429)	(1,734)
Net cash provided by (used in) financing activities		(5,740)	(8,870)
Effect of exchange rate changes on cash		(16)	(40)
Net increase in cash		4,111	2,840
Cash, beginning of period	$ 31,656	27,545	25,534
Cash, end of period		31,656	28,374
Supplemental disclosure of cash flow information
Interest paid		3,636	4,222
Taxes paid		$ 345	$ 358